Interest Rate Swaps (Tables)	3 Months Ended
Mar. 31, 2022
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	March 31, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$2,591	254
Interest rate swap	Non - current portion of derivative assets	$1,461	795

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	March 31, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$477	53
Interest rate swap	Non - current portion of derivative assets	$372	187